Equity and Redeemable Non-controlling Interests	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Equity and Redeemable Non-controlling Interests
11.
Equity and Redeemable Non-controlling Interests

Authorized Capital

The Company is authorized to issue preferred stock and four classes of common stock consisting of Class T shares, Class S shares, Class D shares, and Class I shares. The Company’s board of directors has the ability to establish the preferences and rights of each class or series of preferred stock, without stockholder approval, and as such, it may afford the holders of any series or class of preferred stock preferences, powers and rights senior to the rights of holders of common stock. The differences among the common share classes relate to upfront selling commissions, dealer manager fees and ongoing stockholder servicing fees. See Note 2 for a further description of such items. Other than the differences in upfront selling commissions, dealer manager fees and ongoing stockholder servicing fees, each class of common stock is subject to the same economic and voting rights.

As of December 31, 2024, the Company had the authority to issue 3,100,000,000 shares of capital stock, consisting of the following:

Classification	Number of Shares	Par Value
Preferred Stock	100,000,000	$0.01
Class T Shares	500,000,000	$0.01
Class S Shares	1,000,000,000	$0.01
Class D Shares	500,000,000	$0.01
Class I Shares	1,000,000,000	$0.01
Total	3,100,000,000

Common Stock

The following table details the movement in the Company’s outstanding shares of common stock:

	Class T	Class S	Class D	Class I	Total
January 1, 2022	4,648,436	154,381,036	22,142,299	163,624,500	344,796,271
Common stock shares issued (1)	1,112,055	80,943,605	10,500,831	109,276,249	201,832,740
Distribution reinvestment plan shares issued	125,187	3,647,656	720,473	3,664,723	8,158,039
Common stock shares repurchased	(164,182)	(14,415,387)	(2,389,430)	(32,146,156)	(49,115,155)
Independent directors’ restricted stock grant(2)	—	—	—	35,697	35,697
December 31, 2022	5,721,496	224,556,910	30,974,173	244,455,013	505,707,592

Common stock shares issued (1)	(98,898)	4,915,057	(153,390)	14,803,271	19,466,040
Distribution reinvestment plan shares issued	141,944	3,788,883	335,712	3,849,211	8,115,750
Common stock shares repurchased	(482,517)	(38,237,234)	(3,643,944)	(60,147,804)	(102,511,499)
Independent directors’ restricted stock grant(2)	—	—	—	30,361	30,361
December 31, 2023	5,282,025	195,023,616	27,512,551	202,990,052	430,808,244

Common stock shares issued (1)	(230,764)	209,158	293,126	9,457,765	9,729,285
Distribution reinvestment plan shares issued	142,951	3,660,648	500,536	3,204,529	7,508,664
Common stock shares repurchased	(138,567)	(17,502,181)	(2,378,099)	(26,288,430)	(46,307,277)
Independent directors’ restricted stock grant(2)	—	—	—	33,797	33,797
December 31, 2024	5,055,645	181,391,241	25,928,114	189,397,713	401,772,713

__________

(1)
Includes exchanges between share classes.
(2)
The independent directors’ restricted stock grant represents $0.8 million, $0.8 million and $0.8 million of the annual compensation paid to the independent directors for the years ended December 31, 2024, 2023 and 2022, respectively. Each grant is amortized over the one-year service period of such grant.

Share Repurchases

The Company has adopted a share repurchase plan whereby, subject to certain limitations, stockholders may request on a monthly basis that the Company repurchases all or any portion of their shares. Should repurchase requests, in the Company’s judgment, place an undue burden on its liquidity, adversely affect its operations or risk having an adverse impact on the Company as a whole, or should the Company otherwise determine that investing its liquid assets in real properties or other illiquid investments rather than repurchasing its shares is in the best interests of the Company as a whole, then the Company may choose to repurchase fewer shares than have been requested to be repurchased, or none at all. Further, the Company’s board of directors may modify or suspend the Company’s share repurchase plan if it deems such action to be in the Company’s best interest and in the best interest of its stockholders. In addition, the total amount of shares that the Company may repurchase is limited. From the Company’s inception until its share repurchase plan was amended as described below, the total amount of shares that the Company could repurchase was limited, in any calendar month, to shares whose aggregate value (based on the repurchase price per share on the date of the repurchase) was no more than 2% of its aggregate NAV per month (measured using the aggregate NAV attributable to stockholders as of the end of the immediately preceding month) and no more than 5% of its aggregate NAV per calendar quarter (measured using the aggregate NAV attributable to stockholders as of the end of the immediately preceding quarter). In the event that the Company determines to repurchase some but not all of the shares submitted for repurchase during any month, shares repurchased at the end of the month will be repurchased on a pro rata basis.

On May 23, 2024, the Company amended its share repurchase plan such that, beginning with repurchases during the month of May 2024, the Company limits share repurchases to 0.33% of NAV per month (measured using the aggregate NAV attributable to stockholders as of the end of the immediately preceding month) and, beginning on July 1, 2024, the Company limits share repurchases to 1% of NAV per quarter (measured using the aggregate NAV attributable to stockholders as of the end of the immediately preceding quarter).

For the years ended December 31, 2024, 2023 and 2022, the Company repurchased 46.3 million, 102.5 million and 49.1 million shares of common stock representing a total of $1.1 billion, $2.6 billion and $1.3 billion, respectively.

Distributions

The Company generally intends to distribute substantially all of its taxable income, which does not necessarily equal net income as calculated in accordance with GAAP, to its stockholders each year to comply with the REIT provisions of the Code.

Each class of common stock receives the same gross distribution per share. The net distribution varies for each class based on the applicable stockholder servicing fee, which is deducted from the monthly distribution per share and is paid directly to the applicable distributor.

The following table details the aggregate distributions declared for each applicable class of common stock:

	Year Ended December 31, 2024
	Class T	Class S	Class D	Class I
Aggregate gross distributions declared per share of common stock	$1.2420	$1.2420	$1.2420	$1.2420
Stockholder servicing fee per share of common stock	(0.1923)	(0.1929)	(0.0556)	—
Net distributions declared per share of common stock	$1.0497	$1.0491	$1.1864	$1.2420

	Year Ended December 31, 2023
	Class T	Class S	Class D	Class I
Aggregate gross distributions declared per share of common stock	$1.2420	$1.2420	$1.2420	$1.2420
Stockholder servicing fee per share of common stock	(0.2157)	(0.2158)	(0.0622)	—
Net distributions declared per share of common stock	$1.0263	$1.0262	$1.1798	$1.2420

	Year Ended December 31, 2022
	Class T	Class S	Class D	Class I
Aggregate gross distributions declared per share of common stock	$1.2420	$1.2420	$1.2420	$1.2420
Stockholder servicing fee per share of common stock	(0.2320)	(0.2318)	(0.0672)	—
Net distributions declared per share of common stock	$1.0100	$1.0102	$1.1748	$1.2420

Redeemable Non-controlling Interests

In connection with its performance participation interest, the Special Limited Partner holds Class I units in the Operating Partnership. See Note 12 for further details of the Special Limited Partner’s performance participation interest. Because the Special Limited Partner has the ability to redeem its Class I units for cash, at its election, the Company has classified these Class I units as Redeemable non-controlling interest in mezzanine equity on the Company’s Consolidated Balance Sheets. The redeemable non-controlling interest is recorded at the greater of the carrying amount, adjusted for its share of the allocation of income or loss and distributions, or the redemption value, which is equivalent to fair value, of such units at the end of each measurement period. In addition to the Special Limited Partner’s interest noted above, certain third parties also have a redeemable non-controlling interest.

The following table details the redeemable non-controlling interests activity related to the Special Limited Partner and third-party Operating Partnership unitholders for the years ended December 31, 2024 and 2023 ($ in thousands):

	Special Limited Partner(1)	Third-party Operating Partnership unitholders	Total
Balance at December 31, 2022	$238,322	$188,777	$427,099
Settlement of performance participation allocation	102,348	—	102,348
Repurchases	—	(620)	(620)
GAAP loss allocation	(18,753)	(10,412)	(29,165)
Distributions	(16,065)	(8,895)	(24,960)
Fair value allocation	(10,160)	(4,680)	(14,840)
Balance at December 31, 2023	$295,692	$164,170	$459,862
Settlement of performance participation allocation	—	—	—
Conversion to Class I shares	—	(1,144)	(1,144)
GAAP loss allocation	(23,306)	(12,791)	(36,097)
Distributions	(16,065)	(8,835)	(24,900)
Fair value allocation	24,551	12,606	37,157
Balance at December 31, 2024	$280,872	$154,006	$434,878

(1)
Includes units transferred to Barry S. Sternlicht, which are deemed to be beneficially owned by Mr. Sternlicht.